Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities held for sale
22. Assets and liabilities held for sale

Non-current assets and groups of assets and liabilities which comprise disposal groups are classified as ‘held for sale’ when all of the following criteria are met: a decision has been made to sell; the assets are available for sale immediately; the assets are being actively marketed; and a sale has been agreed or is expected to be concluded within 12 months of the balance sheet date.
Immediately prior to classification as held for sale, the non-current assets or groups of assets are remeasured in accordance with the Group’s accounting policies. Subsequently, non-current assets and disposal groups classified as held for sale are valued at the lower of book value or fair value less disposal costs. Assets held for sale are neither depreciated nor amortised.
Non-current assets and liabilities held for sale are recognised as current on the balance sheet.

	€ million	€ million
	2022 (a)	2021 (b)
	Total	Total
Property, plant and equipment held for sale(c)	4	2

Non-current assets
Goodwill and intangibles	2	901
Property, plant and equipment	20	447
Deferred tax assets	–	329
Other non-current assets	–	25
	22	1,702
Current assets
Inventories	–	258
Trade and other receivables	2	336
Current tax assets	–	11
Cash and cash equivalents	–	90
Other current assets	–	2
	2	697
Assets held for sale	28	2,401

Current liabilities
Trade payables and other current liabilities	2	652
Current tax liabilities	–	9
Financial liabilities due within one year	2	49
Provisions	–	8
	4	718
Non-current liabilities
Pension and post-retirement healthcare liabilities	–	12
Financial liabilities due after one year	–	31
Other non-current liabilities	–	2
Deferred tax liabilities	–	57
	–	102
Liabilities held for sale	4	820
(a)In 2022, disposal groups held for sale relate to the disposal of the Foods factory in Tula (Nutrition), expected to be disposed in Q1 2023 as part of the disposal of Calve and Baltimore in Russia and Kazakhstan (€17 million), and deferred ekaterra transactions in Turkey and Vietnam (€3 million), expected to be disposed in Q1 2023.
(b)In 2021, disposal groups held for sale were primarily related to the Tea Business which was disposed of during the year.
(c)Includes manufacturing assets held for sale.
On disposal of an asset or disposal group, the associated currency translation difference, including amounts previously reported within equity, is reclassified to the income statement as part of the gain or loss on disposal. This is estimated to be a €14 million loss.